Shareholders' Equity (Details) $ / shares in Units, $ in Thousands					1 Months Ended							2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Oct. 01, 2021 $ / shares	Mar. 05, 2021 shares	Oct. 01, 2020 shares	May 13, 2019 $ / shares shares	Oct. 31, 2021 $ / shares	Sep. 30, 2021 shares	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Jun. 30, 2020 shares	Feb. 29, 2020 shares	Feb. 21, 2020 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) vote $ / shares shares	Aug. 31, 2021 USD ($)	Jun. 14, 2021 $ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Shareholders' Equity
Vesting period				3 years											5 years
Subscribed number of shares															0
Conversion ratio															1
Capital stock, issued (in shares)													683,139,210	683,139,210	683,139,210				606,329,598
Capital stock, par value (in dollars per share) | $ / shares													$ 0	$ 0	$ 0				$ 0
Treasury stock (in shares)													547,136	547,136	547,136				6,325,860
Common stock, votes per share | vote															1
Number of shares called per warrant (in shares)				52,800,000															52,800,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																			1
Class of Warrant or Right, Outstanding												24,132,666
Warrant exercise price (usd per share) | $ / shares				$ 11.50
Number of shares issued (in shares)						25,000,000		44,230,768		50,400,000	27,600,000
Preferred Stock, Liquidation Preference Per Share | $ / shares																	$ 100.00
Dividends, Cash | $							$ 1
Common Stock Dividends, Shares							664,730
Stock Issued During Period, Value, Stock Dividend | $							$ 16,141						$ 16,141
Sale of treasury shares, net (in shares)													5,778,724
Treasury stock sold, average cost per share (in dollars per share) | $ / shares													$ 23.78
Treasury stock acquired, average cost per share (in dollars per share) | $ / shares	$ 30.99
Loss on treasury stock sold at lower than repurchase price | $															$ (137,415)
Stock repurchase program, authorized amount | $																$ 250,000
Stock repurchased and retired (in shares)														6,575,500
Stock repurchased and retired | $														$ 159,356
Stock repurchase program, remaining authorized repurchase amount | $													$ 90,644	90,644	$ 90,644
Over-Allotment Option
Shareholders' Equity
Number of shares issued (in shares)								5,769,230		2,400,000
Public Warrant
Shareholders' Equity
Number of shares called per warrant (in shares)				34,500,000
Class of Warrant or Right, Outstanding																			0
CPA Global
Shareholders' Equity
Newly issued ordinary shares (in shares)			210,357,918												1,500,000
Stock issued			210,357,918
Newly issued ordinary shares, value | $																		$ 43,890
Decision Resources Group
Shareholders' Equity
Newly issued ordinary shares (in shares)		2,895,638							2,895,638						2,895,638
Newly issued ordinary shares, value | $													$ 61,619	$ 61,619	$ 61,619
Warrant
Shareholders' Equity
Conversion ratio												1
Warrant exercise price (usd per share) | $ / shares												$ 11.50
Treasury Stock
Shareholders' Equity
Treasury stock (in shares)													547,136	547,136	547,136				6,325,860
Sale of treasury shares, net (in shares)															5,778,724
Loss on treasury stock sold at lower than repurchase price | $															$ (179,082)
Accumulated Deficit
Shareholders' Equity
Loss on treasury stock sold at lower than repurchase price | $													$ 41,667		$ 41,667
Management Incentive Plan
Shareholders' Equity
Vesting period															5 years
Series A Preferred Stock [Member]
Shareholders' Equity
Number of shares issued (in shares)								14,375,000
Preferred Stock, Dividend Rate, Percentage															5.25%
Preferred Stock, Dividends Per Share, Declared | $ / shares					$ 1.3125		$ 1.12
Dividends Payable | $													$ 6,499	$ 6,499	$ 6,499
Series A Preferred Stock [Member] | Over-Allotment Option
Shareholders' Equity
Number of shares issued (in shares)								1,875,000
Churchill Public Shareholders
Shareholders' Equity
Issued and outstanding (in shares)																			87,749,999
Churchill Public Shareholders | Public shares
Shareholders' Equity
Issued and outstanding (in shares)																			68,999,999
Churchill Public Shareholders | Founder shares
Shareholders' Equity
Issued and outstanding (in shares)																			18,750,000
Leonard Green and Partners, LP | CPA Global
Shareholders' Equity
Stock issued			6,325,860
Minimum
Shareholders' Equity
Preferred Stock, Convertible, Conversion Ratio																	3.2052
Maximum
Shareholders' Equity
Preferred Stock, Convertible, Conversion Ratio																	3.8462
Maximum | CPA Global
Shareholders' Equity
Newly issued ordinary shares (in shares)			218,306,663
Sponsor agreement
Shareholders' Equity
Capital stock, issued (in shares)																				7,000,000
Capital stock, par value (in dollars per share) | $ / shares																				$ 20.00
Sponsor agreement | Minimum
Shareholders' Equity
Consecutive Trading Day Period															40 days
Sponsor agreement | Maximum
Shareholders' Equity
Consecutive Trading Day Period															60 days